UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2008

Date of reporting period:	1/31/2008

Item 1.	Schedule of Investments

Dryden Municipal Bond Fund

High Income Series

Schedule of Investments

January 31, 2008 (Unaudited)

Description (a)	Moody’s Ratings*		Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.4%
Alabama 1.1%
Alabama Spl. Care Facs. Fing. Auth. Mobile Rev., Ascension Health Sr. Credit, Series D	Aa1		5.00%	11/15/39	$3,000	$3,024,420
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser,
Ser. A	BBB	(b)	6.125	12/01/24	1,000	1,033,810
Ser. B, A.M.T.	BBB	(b)	6.375	12/01/24	1,000	1,050,950

						5,109,180

Arizona 2.9%
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo,
Ser. A, A.M.T.	Baa3		7.125	10/01/32	5,000	5,104,050
Ser. B	Baa3		7.00	10/01/32	1,700	1,732,045
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev., Catholic Hlthcare. West, Ser. A	A2		5.25	7/01/32	2,500	2,535,125
Pima Cnty. Indl. Dev. Auth. Ed. Rev. Fac.-P.L.C. Charter Schs. Proj.	NR		6.75	4/01/36	1,500	1,539,525
Pinal Cnty. Correct. Facs. Rev., Florence West Prison Proj., Ser. A	BBB	(b)	5.25	10/01/19	3,135	3,180,552

						14,091,297

California 11.0%
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev. Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB	(b)	5.00	7/01/27	1,000	925,570
California St. Pub. Wks. Brd. Lease Rev., Dept. Mental Hlth., Coalinga,
Ser. A	A2		5.50	6/01/19	2,000	2,189,920
Ser. A	A2		5.50	6/01/20	2,000	2,179,800
Ser. A	A2		5.50	6/01/22	2,000	2,156,980
California St., G.O.	A1		5.00	11/01/37	2,000	2,002,900
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente,
Ser. C (Mandatory Put Date 6/1/12)	A+	(b)	3.85	11/01/29	2,000	2,041,000
Ser. C Rmkt. on 8/1/06	A+	(b)	5.25	8/01/31	1,280	1,301,056
Capistrano Uni. Sch. Dist. Cmnty. Facs., Rev. Talega Cmnty. Facs. Dist. #90-2	NR		6.00	9/01/33	1,000	1,016,030
City of Chula Vista Indl. Dev. Rev., San Diego Gas, A.M.T.	Baa3		5.00	12/01/27	1,000	1,010,780
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S. (Converts to 5.875% on 7/15/09)	Baa3		Zero	1/15/28	6,700	6,282,522

Golden St. Tob. Securitiation Corp., Tob. Settlement Rev., Asset. Bkd. Sr., Ser. A-1	Baa3		5.75	6/01/47	2,000	1,913,020
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR		5.45	9/01/36	1,500	1,366,890
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR		6.20	9/02/25	3,385	3,473,145
Los Angeles Regional Airports Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa1		7.50	12/01/24	2,000	2,105,320
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR		5.90	9/01/27	1,000	983,990
Orange Cnty. Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2		6.20	2/14/11	7,000	7,730,799
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon Ser. A	NR		6.25	9/01/23	3,000	3,117,660
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1,
Sunridge Anatolia	NR		6.00	9/01/33	1,000	992,190
Sunridge Anatolia	NR		6.10	9/01/37	1,980	1,982,851
Roseville Joint Unified High School Dist., Ser. B, G.O., F.G.I.C., C.A.B.S.	Aaa		Zero	8/01/11	1,440	1,299,715
Saugus Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR		6.00	9/01/33	1,800	1,785,942
Vallejo, Touro Univ., C.O.P.	Ba1		7.375	6/01/29	3,500	3,635,590
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A(i)	C	(b)	6.50	5/15/25	1,000	585,000
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR		5.30	9/01/36	1,000	897,300

						52,975,970

Colorado 3.4%
Black Hawk Bus. Impvt. Dist. Utl. (Prerefunded 12/1/09)(e)	NR		7.75	12/01/19	5,285	5,879,245
Colorado Health Facs. Auth. Rev., Christian Living Cmntys. Proj.,
Ser. A	NR		5.75	1/01/37	1,500	1,398,255
Adventist Hlth./Sunbelt Ser. D, Rfdg.	A1		5.25	11/15/35	2,250	2,283,030
Hosp. Poudre Valley Hlthcare., Rfdg.	Baa2		5.00	3/01/25	5,560	5,484,384
Colorado Springs Hosp. Rev., Unrefunded Balance	A3		6.375	12/15/30	1,260	1,318,036

						16,362,950

Connecticut 2.6%
Connecticut St. Dev. Auth. Solid Waste Disp. Facs. Rev., Pseg. Pwr. LLC Proj., Ser. A, A.M.T.	Baa1		5.75	11/01/37	1,600	1,615,040
Connecticut St. G.O., Ser. D (Prerefunded 11/15/11)(e)(h)	Aa3		5.00	11/15/19	10,000	10,901,800

						12,516,840

Delaware 0.4%
Delaware St. Health Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1		5.00	6/01/30	2,000	1,833,680

District of Columbia 0.6%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa		5.125	9/15/31	3,000	3,058,260

Florida 4.5%
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp.- Jetblue Airways Corp., A.M.T.	NR		6.375	11/15/26	2,000	1,906,260
Spl. Purp.- Jetblue Airways Corp., A.M.T.	NR		6.50	11/15/36	2,000	1,895,460
Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR		5.55	5/01/36	500	407,025
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR		5.75	5/01/36	1,975	1,645,313
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	Aaa		5.00	10/01/26	2,000	1,997,460
Jacksonville Econ. Dev. Commn. Indl. Dev. Rev.,
Gerdau Ameristeel U.S., Inc. A.M.T.	Ba1		5.30	5/01/37	2,000	1,719,860
Anheuser Busch Co., Ser. B, A.M.T.	A2		4.75	3/01/47	2,500	2,159,675
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1		6.70	11/15/19	1,000	1,036,210
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.(e)	AA	(b)	6.75	10/01/17	2,000	2,419,860
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C. (Mandatory Put Date 11/1/11)	Aaa		5.00	11/01/30	2,500	2,668,000
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR		5.40	5/01/36	1,360	1,082,329
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR		6.25	5/01/36	1,480	1,350,174
Seminole Tribe Spl. Oblig. Rev., Ser. A, 144A	Ba1		5.50	10/01/24	1,000	991,090
Stoneybrook West Cmnty. Dev. Dist. Spec. Assmt. Rev., Ser. B.	NR		6.45	5/01/10	145	145,612

						21,424,328

Georgia 0.5%
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR		6.125	2/15/34	1,200	1,167,276
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa		6.15	2/01/20	1,000	1,208,540

						2,375,816

Hawaii 0.5%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa		5.25	5/01/24	2,000	2,145,120

Illinois 8.9%
Cary Spec. Tax Svcs. Rev., Area No. 1, Cambridge, Ser. A (Prerefunded 3/1/10)(e)	NR		7.625	3/01/30	3,115	3,480,545

Area No. 2, Foxford Hill
(Prerefunded 3/1/10)(e)	NR		7.50	3/01/30	4,572	5,002,728
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)(e)	AAA	(b)	7.75	3/01/27	5,000	5,840,150
Illinois Fin. Auth. Rev.,
Friendship Vlg. Schaumburg, Ser. A	NR		5.625	2/15/37	1,000	895,900
Illinois Inst. of Technology, Ser. A	Baa1		5.00	4/01/31	2,500	2,390,800
Illinois Inst. of Technology, Ser. A	Baa1		5.00	4/01/36	5,000	4,711,850
Plymouth Landing Proj.	NR		6.00	5/15/37	1,000	958,080
Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3		5.00	5/01/30	5,000	4,491,650
Illinois Hlth Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3		6.25	7/01/22	4,200	4,496,436
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	Aaa		Zero	12/01/11	3,360	3,004,344
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., Mccormick Place Expansion, Ser. A, M.B.I.A.	Aaa		5.25	6/15/42	6,000	6,150,420
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 3/1/13)(e)	NR		6.70	3/01/33	1,000	1,163,570

						42,586,473

Indiana 2.2%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	BBB-	(b)	5.50	3/01/37	2,000	1,878,740
Cmnty. Foundation Northwest Ind., Ser. A	BBB-	(b)	6.00	3/01/34	3,000	3,051,660
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa		4.00	1/01/34	1,110	1,111,965
Noblesville Redev. Auth. Economic Dev. Rev. Lease Rental 146th Str. Extn., Ser. A	A+	(b)	5.25	8/01/25	3,000	3,161,820
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR		5.80	9/01/47	1,500	1,399,710

						10,603,895

Iowa 0.8%
Iowa Fin. Auth. Sr. Living Fac. Rev., Deerfield Ret. Cmnty. Inc., Ser. A	NR		5.50	11/15/37	1,250	1,089,700
Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj. (Prerefunded 7/1/11)(e)	AAA	(b)	9.25	7/01/25	2,165	2,660,287

						3,749,987

Louisiana 0.8%
Calcasieu Parish, Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Ba1		6.625	2/01/16	3,500	3,617,670

Maine 0.9%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Piper Shores,
Ser. A (Prerefunded 1/1/09)(e)	NR		7.50	1/01/19	1,000	1,045,380
Ser. A (Prerefunded 1/1/09)(e)	NR		7.55	1/01/29	3,000	3,137,490

						4,182,870

Maryland 1.2%
Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj. (Prerefunded 7/1/09)(e)	AAA	(b)	7.10	7/01/29	3,000	3,245,010
Maryland St. Hth. & Higher Edl. Facs. Auth. Rev., Medstar Health	A3		5.25	5/15/46	2,500	2,377,075

						5,622,085

Massachusetts 3.0%
Massachusetts St. Coll. Bldg., Auth. Rev. Proj. & Rfdg. Bonds, Ser. A	Aa2		7.50	5/01/14	1,750	2,114,245
Massachusetts St. Dev. Fin. Agcy. Rev.,
Hlthcare. Fac., Alliance, Ser. A	NR		7.10	7/01/32	4,010	4,074,160
Linden Ponds, Inc. Fac., Ser. A	NR		5.75	11/15/42	1,000	904,560
Massachusetts St. Health & Edl. Facs. Auth. Rev., Caritas Christi Oblig. Group, Rfdg.,
Partners Healthcare Cys., Ser. G-5	Aa2		5.00	7/01/32	1,500	1,514,520
Ser. A	Baa3		5.75	7/01/28	2,000	1,971,540
Ser. B	Baa3		6.75	7/01/16	3,595	3,867,321

						14,446,346

Michigan 4.1%
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C.(e)(i)(j)	Aaa		6.458	6/01/11	2,000	2,008,640
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BBB	(b)	6.25	7/01/40	3,000	3,137,220
Michigan Pub. Edl. Facs. Auth. Rev. Rfdg. Ltd. Oblig.-Black River Sch.	NR		5.80	9/01/30	1,250	1,211,713
Michigan St. Hosp. Fin. Auth. Rev., Rfdg.
Henry Ford Health Sys., Ser. A	A1		5.25	11/15/46	3,000	2,964,450
Trinty Health Ctr. Group, Ser. A	Aa2		5.00	12/01/31	6,000	6,025,140
Michigan Strategic Fund Solid Waste Disp. Rev., A.M.T.	BBB	(b)	4.50	12/01/13	1,000	1,007,700
Summit Academy North Pub. Sch., Academy Rev. Rfdg.	BB+	(b)	5.50	11/01/30	1,500	1,342,515
Pub. Sch., Academy Rev. Rfdg.	BB+	(b)	6.25	11/01/25	2,060	2,062,245

						19,759,623

Minnesota 0.2%
St. Paul Hsg. & Redev. Auth. Hosp. Rev. Healtheast Proj.	Baa3		6.00	11/15/35	1,000	1,003,590

Nevada 2.4%
Clark Cnty. Impvt. Dist. Rev., No. 121,
Southern Highlands Area (Prerefunded 12/1/09)(e)	NR		7.50	12/01/19	4,655	5,167,190
Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR		6.10	8/01/18	1,975	1,972,275
Clark Cnty. Ind. Dev. Rev., Rfdg. Nevada Pwr. Co. Proj., Ser. C	B	(b)	5.50	10/01/30	4,500	4,154,805

						11,294,270

New Jersey 6.1%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR		5.625	1/01/38	1,000	933,680
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2		5.75	6/15/34	750	746,010
Cigarette Tax	Baa2		5.625	6/15/19	1,250	1,255,825
Continental Air., Inc. Proj., Spec. Facs. Rev., A.M.T.	B3		6.25	9/15/29	5,530	5,181,610
First Mtge. Franciscan Oaks Proj., Rfdg.,	NR		5.70	10/01/17	165	165,751
Gloucester Marine, Ser. B, A.M.T.	NR		6.875	1/01/37	3,000	3,075,630
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.(e)	Baa3		Zero	4/01/12	1,115	991,793
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR		8.00	7/01/27	2,000	2,007,960
St. Peters Univ. Hosp., Ser. A	Baa2		6.875	7/01/30	2,250	2,315,903
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income. Secs., Ser. B, A.M.B.A.C., C.A.B.S., (Converts to 5.15% on 1/1/15)	Aaa		Zero	1/01/35	4,000	2,907,760
New Jersey St. Transn. Tr. Fd. Transn, Sys., Ser. A	A1		5.50	12/15/23	4,000	4,623,040
Tobacco Settlement Fin. Corp., NJ Rev., Ser. 1A	Baa3		5.00	6/01/41	6,000	5,100,960

						29,305,922

New Mexico 1.1%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co. Proj., Ser. A, F.G.I.C. (Mandatory Put Date 8/1/12)	Aaa		4.00	8/01/12	2,000	2,030,180
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.
Ser. A	Aaa		5.50	7/01/36	1,385	1,476,673
Ser. E	AAA	(b)	5.50	7/01/35	1,680	1,793,249

						5,300,102

New York 3.1%
Brookhaven Ind. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A (Prerefunded 11/15/10)(e)(f)	NR		8.25	11/15/30	2,000	2,313,240
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR		Zero	6/01/47	5,000	342,950
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR		Zero	6/01/50	4,000	199,440
Metropolitan Trans. Auth. Rev., Svc. Contract, Rfdg., Ser. B	A2		4.75	11/15/31	4,000	3,960,360

New York City Ind. Dev. Agcy.
Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	B2		6.375	7/01/31	980	984,224
Spl. Fac. Rev., American Airlines- JFK Int’l. Arpt., A.M.T.	B	(b)	7.125	8/01/11	3,495	3,511,357
Spl. Fac. Rev., American Airlines- JFK Int’l. Arpt., A.M.T.	B	(b)	7.75	8/01/31	2,000	2,156,620
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A	NR		6.125	2/15/19	1,250	1,244,125

						14,712,316

North Carolina 0.4%
North Carolina Eastern Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa1		5.125	1/01/26	2,000	2,025,460

North Dakota 0.4%
Ward Cnty. Hlthcare. Facs. Rev., Rfdg. Trinity Oblig., Group B	BBB+	(b)	6.25	7/01/21	2,000	2,041,500

Ohio 1.8%
Buckeye Tob. Settlement Fin. Auth.
Asset Bkd. Sr. Turbo, Ser. A-2	Baa3		5.875	6/01/47	1,000	963,610
Asset Bkd. Sr. Turbo, Ser. A-2	Baa3		6.50	6/01/47	2,500	2,566,525
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2		7.50	1/01/30	3,000	3,242,880
Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Proj., A.M.T (Mandatory Put Date 7/1/09)	BBB	(b)	4.50	7/01/21	1,000	1,011,600
Richland Cnty. Ohio Hosp. Facs. Rev.,
Medcentral Hlth. Sys., Unref., Ser. A	A-	(b)	6.125	11/15/16	335	353,314
Medcentral Hlth. Ser. A (Prerefunded 11/15/10)(e)	A-	(b)	6.125	11/15/16	665	737,153

						8,875,082

Oklahoma 1.2%
Chickasaw Nation Okla. Health Sys.	NR		6.25	12/01/32	1,340	1,378,096
Norman Regional Hospital Authority Rev.	BBB	(b)	5.375	9/01/36	2,000	1,947,220
Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership Ln. Prog. Ser. B, A.M.T., G.N.M.A., F.N.M.A.	Aaa		4.875	9/01/33	2,345	2,407,682

						5,732,998

Pennsylvania 5.0%
Allegheny Cnty. Hosp. Dev. Auth. Rev.,
Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	Ba3		9.25	11/15/15	915	1,071,987
Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	Ba3		9.25	11/15/22	1,825	2,186,040
Ohio Valley Gen. Hosp. Proj., Ser. A	Baa2		5.125	4/01/35	1,335	1,212,394

Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated,
Ser. A (Prerefunded 1/1/13)(e)	NR		7.25	1/01/35	2,890	3,496,062
Ser. A (Prerefunded 1/1/13)(e)	NR		7.25	1/01/35	1,110	1,339,937
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR		5.90	7/01/40	1,000	959,040
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. Woods Sch. (Prerefunded 9/15/13)(e)	AA-	(b)	5.50	3/15/26	780	888,654
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rfdg., Colver Proj., Ser F, A.M.B.A.C., A.M.T.	Aaa		4.625	12/01/18	1,500	1,488,060
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
Grad. Hlth. Sys. (Cost $ 917,715; Purchased 1/22/98)(c)(i)(k)	Ca		7.00	7/01/10	911	9
Grad. Hlth. Sys. (Cost $ 1,267,741 Purchased 1/22/98)(c)(i)(k)	NR		7.25	7/01/18	1,251	13
Grad. Hlth. Sys., Ser. A (Cost $1,042,370; Purchased 1/21/98)(c)(i)(k)	NR		6.25	7/01/13	1,111	11
Temple Univ. Hlth. Sys., Rfdg., Ser. B	Baa3		5.50	7/01/26	3,000	2,989,530
Philadelphia PA Auth. For Indl. Dev. Revs., Please Touch Museum Proj.	BBB-	(b)	5.25	9/01/31	1,500	1,472,085
Somerset Cnty. Hosp. Auth. Rev.,
GF Somers Hlthcare. First Mtge. (Cost $1,106,647; Purchased 2/10/97)(d)(i)(k)	NR		8.40	6/01/09	1,095	812,490
GF Somers Hlthcare. First Mtge. (Cost $8,898,687; Purchased 2/10/97)(d)(i)(k)	NR		8.50	6/01/24	8,805	6,257,273

						24,173,585

Puerto Rico 3.3%
Puerto Rico Comwlth. Govt. Dev. Bank, Sr. Notes
Ser. B	Baa3		5.00	12/01/15	2,715	2,867,094
Ser. C, A.M.T.	Baa3		5.25	1/01/15	3,000	3,198,390
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	Baa2		5.50	7/01/28	2,500	2,603,175
Puerto Rico Comwlth., Rfdg. Pub. Impt., G.O., Ser. B	Baa3		5.00	7/01/35	1,910	1,857,150
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.,
Ser. TT	A3		5.00	7/01/22	1,000	1,022,580
Ser. TT	A3		5.00	7/01/32	1,250	1,244,713
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg. Govt. Facs., Ser. M,	Baa3		6.00	7/01/20	2,500	2,820,575

						15,613,677

South Carolina 0.1%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth., Ser. C (Prerefunded 8/1/13)(e)	Baa1		6.875	8/01/27	540	648,794

Tennessee 9.0%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1		6.625	11/01/17	2,000	2,087,280
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.,
Rfdg. First Mtge., Mountain States Hlth., Ser. A, M.B.I.A., E.T.M.(e)	Aaa		6.75	7/01/17	2,000	2,546,140

Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Health,
Ser. A, C.A.B.S.	A-	(b)	Zero	1/01/35	1,000	226,140
Univ. Health Sys., Inc.	BBB+	(b)	5.25	4/01/27	3,000	3,021,480
Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B (cost $26,000,000; purchased 12/30/98)(i)(k)	NR		6.50	9/01/28	26,000	24,217,439
Rutherford Cnty. Hlth. & Edl. Facs. Brd., First Mtge. Rev., Group Homes, Inc.	NR		9.50	12/01/19	5,100	5,107,038
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev.,
Methodist Hlthcare. (Prerefunded 9/1/12)(e)	NR		6.50	9/01/26	2,195	2,557,109
Methodist Hlthcare., E.T.M. (Prerefunded 9/1/12)(e)	AAA	(b)	6.50	9/01/26	1,305	1,520,286
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Aa3		5.00	2/01/18	2,000	2,071,340

						43,354,252

Texas 8.2%
Alliance Arpt. Auth., Inc. Tex. Spl. Facs. Rev., American Airlines, Inc. Proj., A.M.T.	CCC+	(b)	5.75	12/01/29	2,500	2,054,025
Austin Covention Enterprises Inc., Convention Ctr., Rfdg. Second Tier, Ser. B	Ba2		5.75	1/01/24	1,000	951,910
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D
(Mandatory Put Date 10/1/14)	Caa1		5.40	10/01/29	1,000	929,390
TXU Energy Co. LLC, A.M.T.	Caa1		5.40	5/01/29	2,000	1,662,020
Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev.,
American Airlines, Inc., A.M.T.	CCC+	(b)	5.50	11/01/30	2,000	1,598,820
American Airlines, Inc., A.M.T.	Caa1		6.375	5/01/35	3,000	2,647,740
American Airlines, Inc., Ser. A., A.M.T. (Mandatory Put Date 5/1/08)	Caa1		8.50	5/01/29	2,000	2,005,280
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR		7.125	9/01/34	3,000	3,100,530
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A (Prerefunded 2/15/14)(e)	AAA	(b)	7.125	2/15/34	1,250	1,547,588
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR		6.00	6/01/18	4,000	4,046,040
Kerrville Hlth. Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-	(b)	5.375	8/15/35	4,050	3,884,355
Matagorda Cnty. Nav. Dist. No. 1, Pollution Ctl. Rev., Rfdg. Bnds. (AEP Texas Proj.), Ser. B, Remarketed, A.M.B.A.C., A.M.T.	Aaa		4.55	5/01/30	2,000	1,896,820
North Central Texas Hlth. Fac. Dev. Corp. Rev., Edgemere Ret. Fac. Sr. Hsg., Ser. A (Prerefunded 11/15/09)(e)	NR		7.50	11/15/29	2,000	2,218,600
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa1		6.15	8/01/22	1,000	938,040
San Leanna Ed. Facs. Corp. Higher Ed. Rev.
Rfdg., Saint Edwards Univ. Proj.	Baa2		4.75	6/01/32	2,750	2,474,945

Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Retirement Fac. C.C. Young Mem. Home. Proj.	NR		5.75	2/15/25	1,150	1,089,050
Texas Mun. Gas Acquisition & Supply Corp. I Gas Supply Rev., Sr. Lien, Ser. A	A1		5.25	12/15/26	3,900	3,724,461
Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.(e)	Aaa		Zero	9/01/15	50	38,671
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	BB+	(b)	5.375	2/15/37	1,000	860,840
Ed. Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB-	(b)	5.00	8/15/30	2,000	1,754,560

						39,423,685

Virginia 3.3%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3		5.25	7/01/17	3,445	3,674,885
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	Baa1		5.875	6/01/17	2,000	2,116,820
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory Put Date 5/1/14)	BBB	(b)	5.125	9/01/38	2,700	2,799,792
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR		8.00	9/01/26	5,455	5,583,956
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory Put Date 5/1/14)	BBB	(b)	5.125	6/01/28	1,600	1,659,136

						15,834,589

Washington 1.5%
Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., M.B.I.A., C.A.B.S.	Aaa		Zero	2/01/10	870	826,082
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2		5.375	12/01/22	1,190	1,206,220
Skagit Valley Hosp.	Baa2		5.50	12/01/30	1,250	1,229,150
Skagit Valley Hosp.	Baa2		5.75	12/01/32	1,000	1,002,890
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3		6.50	6/01/26	2,400	2,472,552
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.(e)	Aaa		7.25	7/01/09	385	400,492

						7,137,386

West Virginia 1.6%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)(e)	A2		6.75	9/01/30	7,000	7,787,849

Wisconsin 1.3%
Badger Tobacco Asset Secur. Corp.,
Rev. Asset Bkd.	Baa3		6.125	6/01/27	2,535	2,601,011

Milwaukee Redev. Auth. Redev. Rev. Science Ed. Consortium Proj., Ser. A	BBB-	(b)	5.75	8/01/35	1,500	1,449,795
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR		6.75	8/15/34	1,250	1,299,363
Eastcastle Place, Inc. Proj.	NR		6.125	12/01/34	1,000	953,780

						6,303,949

Total long-term investments (cost $478,876,292)						477,031,396

SHORT-TERM INVESTMENTS 0.4%
Alabama 0.4%
Mcintosh Indl. Dev. Brd. Environ. Impt. Rev., Daily Ref. Ciba. Spec. D, F.R.D.D.(g)	A2	(b)	4.00	2/01/08	500	500,000
Mcintosh Indl. Dev. Brd. Environ. Impt. Rev., CIBC Specialty Chem. Corp., Ser. E, A.M.T., F.R.D.D.(g)	P-2		4.10	2/01/08	1,200	1,200,000
Parrish Indl. Dev. Brd. Pollutn. Ctl. Rev., Adj. Ref. Alabama Pwr. Co. Projs., F.R.D.D.(g)	VMIG1		1.90	2/01/08	200	200,000

						1,900,000

Florida
Florida St. Brd. Ed. Pub. Ed., Mun. Secs. Tr. Rcpts., Ser. Sga 102, G.O., F.R.D.D.(g)	A-1+	(b)	2.15	2/01/08	150	150,000

Total short-term investments (cost $2,050,000)						2,050,000

Total Investments 99.8% (cost $480,926,292)(m)						479,081,396
Assets in excess of other liabilities(l)(n) 0.2%						727,359

Net Assets 100.0%						$479,808,755

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
The ratings reflected are as of January 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—ACA Financial Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

144A— Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Represents issuer in default of interest payments.
(e)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or partial principal amount segregated as initial margin on financial futures contracts.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2008.
(h)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floater and the floating rate note (included in liabilities) is $5,000,000 and $5,000,000, respectively.
(i)	Indicates a security that has been deemed illiquid.
(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of January 31, 2008.
(k)	Indicates a security restricted to resale. The aggregate cost of such securities is $39,233,160. The aggregate value of $31,287,235 is approximately 6.5% of net assets.
(l)	Includes $5,000,000 payable for the floating rate note issued.
(m)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of January 31, 2008 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$478,832,635	$19,884,825	$(19,636,064)	$248,761

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(n)	Assets in excess of other liabilities include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at January 31, 2008	Value at Trade Date	Unrealized Appreciation
	Long Positions:
18	U.S. Treasury 10 Yr. Notes	Mar. 08	$2,100,938	$2,032,335	$68,603
26	U.S. Treasury 2 Yr. Notes	Mar. 08	5,543,688	5,483,595	60,093
40	U.S. Treasury 5 Yr. Notes	Mar. 08	4,520,000	4,399,424	120,576

					$249,272

Dryden Municipal Bond Fund

Insured Series

Schedule of Investments

January 31, 2008 (Unaudited)

Description (a)	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.6%

California 6.5%
California Hlth. Facs. Fin., Auth. Rev. Cedar-Sinai Med. Ctr.	A2	5.00%	11/15/21	$1,000	$1,036,540
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	5,000	5,284,800
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B, C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/01/10)	Aaa	Zero	6/01/23	1,500	1,304,580
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., Ser. A, C.A.B.S., M.B.I.A	Aaa	Zero	1/15/36	10,000	2,049,900
University of CA Rev., Unrefunded Bal.-UCLA Med., Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	850	876,418
University of CA Rev., UCLA Med. Ctr., Ser. A, A.M.B.A.C. (Prerefunded Date 5/15/12)(b)	Aaa	5.25	5/15/30	2,150	2,398,519

					12,950,757

Colorado 3.1%
Denver City & Cnty. Arpt. Rev., Ser. A, F.G.I.C.	Aaa	5.00	11/15/25	3,500	3,556,980
Ser. B, A.M.T., F.G.I.C.	Aaa	5.00	11/15/15	2,500	2,689,650

					6,246,630

District of Columbia 4.3%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,000	2,038,840
Dist. of Columbia, G.O., Ser. A, E.T.M., M.B.I.A.(b)(c)	Aaa	6.50	6/01/10	2,905	3,178,448
Ser. A, M.B.I.A.(c)	Aaa	6.50	6/01/10	3,095	3,369,867

					8,587,155

Florida 3.4%
Jacksonville Economic Dev. Commn. Hlth. Care Facs. Rev., Mayo Clinic	Aa2	5.00	11/15/36	1,500	1,504,935
Miami Dade Cnty. Aviation Rev., Miami Intl. Arpt., Ser. C, A.M.T., F.S.A.	Aaa	5.25	10/01/26	2,000	2,067,260
Polk Cnty. Sch. Dist., Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/17	1,580	1,768,968
Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/18	1,325	1,459,262

					6,800,425

Georgia 2.8%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa	6.50		1/01/10	2,000	2,152,660
Newnan Hosp. Auth. Rev., M.B.I.A.	Aaa	5.50		1/01/21	3,185	3,355,525

						5,508,185

Hawaii 4.2%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Rev. Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20		11/01/29	8,000	8,345,119

Idaho 2.7%
Idaho Hsg. & Fin. Assn., Fed. Hwy. Tr., M.B.I.A.	Aaa	5.00		7/15/21	5,000	5,379,750

Illinois 12.3%
Chicago Midway Arpt. Rev., Ser. B, M.B.I.A., A.M.T.	Aaa	5.75		1/01/22	5,000	5,030,650
Chicago O’Hare Int’l. Arpt. Rev., Pass. Facs. Chrg., Ser. A, A.M.B.A.C.	Aaa	5.625		1/01/15	2,000	2,004,700
Ser. A, M.B.I.A.	Aaa	5.25		1/01/26	4,000	4,109,280
Ser. B, F.G.I.C.	Aaa	5.25		1/01/15	1,000	1,095,070
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev., Ser. A-1, F.S.A.	Aaa	5.00		1/01/24	5,000	5,313,750
Illinois St., G.O., F.S.A.	Aaa	5.25		4/01/22	2,500	2,654,175
Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick,
Ser. A, C.A.B.S. M.B.I.A.	Aaa	Zero		12/15/34	10,000	2,624,800
Ser. A, C.A.B.S. M.B.I.A.	Aaa	Zero		12/15/37	7,500	1,718,475

						24,550,900

Indiana 3.3%
Indianapolis Local Pub. Impt. Bd. Bk., Rev., Indianapolis Airport Auth.,
A.M.T., A.M.B.A.C.	Aaa	5.00		1/01/36	2,500	2,419,525
Waterworks Proj., Ser. A, M.B.I.A.	Aaa	5.50		7/01/18	3,540	4,098,152

						6,517,677

Louisiana 0.8%
New Orleans, G.O., Rfdg., M.B.I.A.	Aaa	5.25		12/01/22	1,540	1,592,006

Massachusetts 4.5%
Massachusetts Bay Tran. Auth. Sales Tax Rev., Ser. B M.B.I.A.	Aaa	5.50		7/01/27	1,325	1,546,275
Massachusetts St. Rfdg., Ser. B F.S.A.	Aaa	5.25		9/01/24	3,000	3,439,470
Massachusetts St., Cons. Ln., Ser. C, F.S.A.	Aaa	5.00		8/01/19	2,000	2,224,960
Massachusetts St., Fltr. Cons. Ln., Ser. A, F.G.I.C.	Aaa	3.861	(d)	5/01/37	2,000	1,687,220

						8,897,925

Michigan 3.1%
Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A. (Prerefunded Date 7/01/13)(b)	Aaa	5.25		7/01/32	5,500	6,190,414

New Jersey 4.3%
Jersey City Swr. Auth., Rev., A.M.B.A.C.	Aaa	6.00	1/01/10	2,585	2,761,271
A.M.B.A.C.	Aaa	6.25	1/01/14	4,255	4,770,451
New Jersey St. Tpke. Auth. Rev., Growth & Inc. Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/01/15)	Aaa	Zero	1/01/35	1,500	1,090,410

					8,622,132

New York 10.2%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/21	2,750	3,039,108
Islip Res. Rec. Agy. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750	1,927,363
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B, M.B.I.A.	Aaa	5.50	7/01/19	5,000	5,439,950
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	7,285	7,808,426
New York Convention Ctr. Dev. Corp., Rev., Hotel Unit Fee, A.M.B.A.C.	Aaa	5.00	11/15/30	2,000	2,053,060

					20,267,907

Oklahoma 2.2%
Oklahoma City Arpt. Trust, Jr. Lien Rev., Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75	2/01/18	2,620	2,622,803
Ser. 29B, Rfdg., A.M.B.A.C.	Aaa	5.00	7/01/21	1,690	1,762,788

					4,385,591

Pennsylvania 6.9%
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	2,500	2,616,050
Colver Proj., Ser. F, Rfdg., A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	1,250	1,240,050
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	5,000	5,538,550
Pennsylvania St.Tpk. Commn. Rev., Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,000	2,288,460
Philadelphia Wtr. & Swr. Rev., Wtr. Util. Impvt., Ser. A, F.S.A.	Aaa	5.25	7/01/20	2,000	2,187,860

					13,870,970

South Carolina 3.8%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	Aaa	5.75	4/01/20	4,180	4,445,681
South Carolina St. Pub. Svc. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	1/01/21	3,000	3,223,050

					7,668,731

Texas 10.2%
Corpus Christi Util., Sys. Rev., Ser. A, F.S.A. (Prerefunded Date 7/15/10)(b)	Aaa	6.00	7/15/19	3,255	3,538,218
(Prerefunded Date 7/15/10)(b)	Aaa	6.00	7/15/20	3,450	3,750,185
Houston Arpt. Sys. Rev., E.T.M.(b)	Aaa	7.20	7/01/13	2,455	2,777,980
Houston Higher Ed. Fin. Corp., Ed. Rev., Rice Univ. Proj., Ser. B	Aaa	4.75	11/15/33	2,000	2,029,600

Northside Indpt. Sch. Dist. Rfdg., Ser. D, G.O., P.S.F.G.	Aaa	5.00		6/15/28	5,150	5,367,845
Texas St. Transn. Commn. Rev., First Tier	Aa1	5.00		4/01/27	2,700	2,837,592

						20,301,420

Utah 1.1%
Intermountain Pwr. Agy. Pwr. Supply Rev., Ser. A, A.M.B.A.C.	Aaa	5.00		7/01/17	2,000	2,205,080

Washington 7.4%
Clark Cnty. Sch. Dist. No. 114, Evergreen, G.O., F.S.A.	Aaa	5.25		12/01/18	3,800	4,106,318
Port Seattle Rev., Rfdg. Interm. Lien, X.L.C.A.	Aaa	5.00		2/01/28	3,000	2,985,000
Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aaa	5.375		12/01/19	2,000	2,153,420
Washington St. Health Care Facs. Auth. Rev., Providence Healthcare, Ser. A F.G.I.C. (Prerefunded Date 10/01/16)(b)	Aaa	5.00		10/01/36	85	96,669
Unrefunded Bal., Ser. A, F.G.I.C	Aaa	5.00		10/01/36	2,915	2,897,219
Washington St. Hsg. Fin. Comn. Rev., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375		12/01/18	2,505	2,536,087

						14,774,713

West Virginia 0.5%
West Virginia St. Wtr. Dev. Auth. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	5.875		7/01/20	1,015	1,058,300

Total long-term investments (cost $188,018,328)						194,721,787

SHORT-TERM INVESTMENTS 1.8%
California 1.0%
California Hsg. Fin. Agy. Rev., Var. Amt. Home Mtg., Ser. U, F.S.A., A.M.T., F.R.D.D.	VMIG1	2.08	(d)	2/01/08	150	150,000
Ser. U, F.S.A., A.M.T., F.R.D.D.	VMIG1	2.08	(d)	2/01/08	1,900	1,900,000

						2,050,000

Nevada 0.7%
Clark Cnty. Sch. Dist., Adj., Ser. A, F.S.A., F.R.D.D., G.O.	VMIG1	1.70	(d)	2/01/08	1,340	1,340,000

Tennessee 0.1%
Sevier Cnty. Pub. Bldg. Auth., Adj. Loc. Govt. Pub. Impt., Ser. IV-B-7, F.S.A., F.R.D.D.	VMIG1	2.20	(d)	2/01/08	200	200,000

Total short-term investments (cost $3,590,000)						3,590,000

Total Investments 99.4% (cost $191,608,328)(e)						198,311,787
Other assets in excess of liabilities(f) 0.6%						1,247,187

Net Assets 100.0%						$199,558,974

*	The ratings reflected are as of January 31, 2008. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

P.S.F.G.—Permanent School Fund Guaranty.

X.L.C.A.—XL Capital Assurance.

(b)	All or partial escrowed to maturity and prerefunded securities are secured by escrowed cash and/or U.S. government guaranteed obligations.
(c)	All or partial amount segregated as initial margin on financial futures contracts.
(d)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2008.
(e)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of January 31, 2008 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$191,013,836	$8,362,475	$1,064,524	$7,297,951

The difference between the book basis and tax basis is primarily attributable to the difference in the treatment of accretion of market discount for book and tax purposes.

(f)	Other assets in excess of liabilities include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at January 31, 2008	Value at Trade Date	Unrealized Appreciation
	Long Positions:
13	U.S. Treasury 5 Yr. Notes	Mar. 08	$1,469,000	$1,441,594	$27,406
26	U.S. Treasury 30 Yr.Bonds	Mar. 08	3,102,125	3,048,761	53,364
56	U.S. Treasury 10 Yr. Notes	Mar. 08	6,536,250	6,310,168	226,082

					$306,852

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Fund invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 25, 2008

*	Print the name and title of each signing officer under his or her signature.